Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets [Abstract]
Schedule Of Intangible Assets By Major Class

Intangible assets of the Partnership as of December 31, 2013 consisted of the following:

	Gross		Net
	Carrying	Accumulated	Carrying
Intangible Asset	Amount	Amortization	Amount
	(in thousands)
Patent	$ 728	$ 207	$ 521
Developed Technology	78	22	56
Trade Name	184	23	161
Customer List	470	60	410
Total	$ 1,460	$ 312	$ 1,148

Intangible assets of the Partnership as of December 31, 2012 consisted of the following:

	Gross		Net
	Carrying	Accumulated	Carrying
Intangible Asset	Amount	Amortization	Amount
	(in thousands)
Patent	$ 728	$ 164	$ 564
Developed Technology	78	18	60
Trade Name	184	14	170
Customer List	470	36	434
Total	$ 1,460	$ 232	$ 1,228

Future Amortization Expense

		Developed		Customer
	Patent	Technology	Trade Name	List	Total
	(in thousands)
2014	$ 43	$ 5	$ 9	$ 23	$ 80
2015	43	5	9	23	80
2016	43	5	9	23	80
2017	43	5	9	23	80
2018	43	5	9	23	80